Stock-Based Compensation (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation Arrangement By Share-based Payment Award Options Granted In Period Fair Value	$ 1,200
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options	5
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	551
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Restricted Stock	6
Share-based Compensation, Total	$ 3,142	$ 1,436
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 4.84	$ 4.44